Related Party Transactions - Summary of Total Assistance Granted by Group to Key Personnel, Syndics, Majority Shareholders, as well as all Individuals (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 ARS ($) RelatedParty	Dec. 31, 2018 ARS ($) RelatedParty
Disclosure of related party transactions [line items]
Total Amount of Credit Assistance | $	$ 1,101,736	$ 1,471,313
Number of Addressees (quantities) | RelatedParty	283	329
Average Amount of Credit Assistance | $	$ 3,893	$ 4,472
Maximum Assistance | $	$ 437,802	$ 557,970
Natural Persons [member]
Disclosure of related party transactions [line items]
Number of Addressees (quantities) | RelatedParty	229	269
Legal Entities [member]
Disclosure of related party transactions [line items]
Number of Addressees (quantities) | RelatedParty	54	60